UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Arrow Capital Management, LLC

Address:   499 Park Avenue
           New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alex von Furstenberg
Title:  Managing Member and Chief Investment Officer
Phone:  (212) 243-7338


Signature, Place and Date of Signing:

/s/ Alex von Furstenberg            New York, NY         November 14, 2008
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]               [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   1

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:           $581,529
                                                (in thousands)


List of Other Included Managers:

Form 13F File Number            Name


(1)     028-12362               Arrow Partners LP

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


                                          FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8

                                                         VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE        SHARED NONE
--------------                --------------  -----      --------  -------   --- ----  ----------  --------  ----        ------ ----
ALLEGHENY ENERGY INC          COM             017361106      265       7,214 SH        SOLE        NONE          7,214
BERKSHIRE HATHAWAY INC DEL    CL B            084670207      470         107 SH        SOLE        NONE            107
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104      575      20,954 SH        SOLE        NONE         20,954
BURLINGTON NORTHN SANTA FE C  COM             12189T104   12,992     140,558 SH        SHARED      1                     140,558
BURLINGTON NORTHN SANTA FE C  COM             12189T104   16,083     174,007 SH        SOLE        NONE        174,007
CARNIVAL CORP                 PAIRED CTF      143658300      293       8,279 SH        SOLE        NONE          8,279
CITIGROUP INC                 COM             172967101    1,013      50,000     CALL  SHARED      1                      50,000
CITIGROUP INC                 COM             172967101      203      10,000     CALL  SOLE        NONE         10,000
CNOOC LTD                     SPONSORED ADR   126132109      377       3,291 SH        SOLE        NONE          3,291
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    9,069     100,851 SH        SHARED      1                     100,851
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207    5,121      56,952 SH        SOLE        NONE         56,952
EL PASO CORP                  COM             28336L109      166      13,008 SH        SOLE        NONE         13,008
ENCANA CORP                   COM             292505104      445       6,767 SH        SOLE        NONE          6,767
FRANKLIN RES INC              COM             354613101      234       2,653 SH        SOLE        NONE          2,653
GOLDMAN SACHS GROUP INC       COM             38141G104    1,404      11,000     PUT   SHARED      1                      11,000
GOLDMAN SACHS GROUP INC       COM             38141G104    1,148       9,000     PUT   SOLE        NONE          9,000
HUANENG PWR INTL INC          SPON ADR H SHS  443304100      257       9,661 SH        SOLE        NONE          9,661
IMPERIAL OIL LTD              COM NEW         453038408      430      10,091 SH        SOLE        NONE         10,091
INTERVAL LEISURE GROUP INC    COM             46113M108    4,180     401,961 SH        SHARED      1                     401,961
INTERVAL LEISURE GROUP INC    COM             46113M108    3,139     301,808 SH        SOLE        NONE        301,808
ISHARES INC                   MSCI SINGAPORE  464286673    6,374     654,400 SH        SHARED      1                     654,400
ISHARES INC                   MSCI SINGAPORE  464286673    2,630     270,000 SH        SOLE        NONE        270,000
JOHNSON & JOHNSON             COM             478160104   40,397     583,100     CALL  SHARED      1                     583,100
JOHNSON & JOHNSON             COM             478160104   33,310     480,800     CALL  SOLE        NONE        480,800
LAS VEGAS SANDS CORP          COM             517834107      249       6,902 SH        SOLE        NONE          6,902
LEGG MASON INC                COM             524901105      226       5,951 SH        SOLE        NONE          5,951
LEUCADIA NATL CORP            COM             527288104      314       6,907 SH        SOLE        NONE          6,907
MASTERCARD INC                CL A            57636Q104   67,711     381,836 SH        SHARED      1                     381,836
MASTERCARD INC                CL A            57636Q104  130,991     738,685 SH        SOLE        NONE        738,685
MCGRAW HILL COS INC           COM             580645109   13,959     441,593 SH        SHARED      1                     441,593
MCGRAW HILL COS INC           COM             580645109   19,855     628,131 SH        SOLE        NONE        628,131
MSCI INC                      CL A            55354G100    1,623      67,622 SH        SHARED      1                      67,622
MSCI INC                      CL A            55354G100      941      39,216 SH        SOLE        NONE         39,216
NASDAQ OMX GROUP INC          COM             631103108      362      11,858 SH        SOLE        NONE         11,858
NYSE EURONEXT                 COM             629491101      534      13,624 SH        SOLE        NONE         13,624
PHILIP MORRIS INTL INC        COM             718172109   54,863   1,140,604 SH        SHARED      1                   1,140,604
PHILIP MORRIS INTL INC        COM             718172109   62,352   1,390,268 SH        SOLE        NONE      1,390,268
PHILIP MORRIS INTL INC        COM             718172109   11,443     237,900     CALL  SHARED      1                     237,900
PHILIP MORRIS INTL INC        COM             718172109   21,265     442,100     CALL  SOLE        NONE        442,100
RELIANT ENERGY INC            COM             75952B105      190      25,882 SH        SOLE        NONE         25,882
RIVIERA HLDGS CORP            COM             769627100      405      55,100 SH        SHARED      1                      55,100
RIVIERA HLDGS CORP            COM             769627100      254      34,547 SH        SOLE        NONE         34,547
SIERRA PAC RES NEW            COM             826428104      528      55,165 SH        SOLE        NONE         55,165
STEWART W P & CO LTD          COM             G84922106   10,462   8,506,053 SH        SHARED      1                   8,506,053
STEWART W P & CO LTD          COM             G84922106   15,305  13,194,877 SH        SOLE        NONE     13,194,877
TIME WARNER INC               COM             887317105      342      26,095 SH        SOLE        NONE         26,095
UNION PAC CORP                COM             907818108    5,693      80,000 SH        SHARED      1                      80,000
UNION PAC CORP                COM             907818108    5,644      79,320 SH        SOLE        NONE         79,320
VISA INC                      COM CL A        92826C839    5,564      90,628 SH        SHARED      1                      90,628
VISA INC                      COM CL A        92826C839    9,877     160,889 SH        SOLE        NONE        160,889

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SK 21739 0002 937065